Redeemable Non-Controlling Interests - Schedule of Movement of Redeemable Non-Controlling Interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement of Redeemable Non-Controlling Interests [Abstract]
Balance at beginning of the year	$ 34,543,186	$ 31,228,329
Contribution from redeemable non-controlling interests			29,467,667
Accretion to redemption value of redeemable non-controlling interests	1,792,027	3,920,454	2,600,738
Reclassification of the redeemable non-controlling interests to permanent equity	(35,527,113)
Foreign exchange effect	(808,100)	(605,597)	(840,076)
Balance at end of the year		$ 34,543,186	$ 31,228,329